Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 2,727,912	$ 2,826,573	$ 2,507,661
Costs and expenses:
Operating	634,081	649,436	577,978
Cost of product sales	619,279	704,313	635,617
Depreciation and amortization	246,134	265,077	196,630
General and administrative	196,650	194,283	165,717
Total costs and expenses	1,696,144	1,813,109	1,575,942
Other operating income (expense)	2,975	0	0
Earnings of non-controlled entities	168,961	181,117	120,994
Operating profit	1,203,704	1,194,581	1,052,713
Interest expense	221,123	220,979	210,698
Interest capitalized	(19,284)	(17,455)	(15,565)
Interest income	(3,285)	(3,010)	(1,415)
Gain on disposition of assets	(28,966)	(353,797)	(18,505)
Other (income) expense	11,830	13,868	4,139
Income before provision for income taxes	1,022,286	1,333,996	873,361
Provision for income taxes	1,437	71	3,830
Net income	$ 1,020,849	$ 1,333,925	$ 869,531
Basic net income per limited partner unit (in dollars per share)	$ 4.46	$ 5.84	$ 3.81
Diluted net income per limited partner unit (in dollars per share)	$ 4.46	$ 5.84	$ 3.81
Weighted average number of common units outstanding used for basic net income per unit calculation (in shares)	228,658	228,377	228,176
Weighted average number of common units outstanding used for diluted net income per unit calculation (in shares)	228,842	228,573	228,338
Service [Member]
Revenues	$ 1,970,630	$ 1,878,988	$ 1,731,775
Product [Member]
Revenues	736,092	927,220	758,206
Product and Service, Other [Member]
Revenues	$ 21,190	$ 20,365	$ 17,680